DERIVATIVE INSTRUMENTS (Change in Net Unrealized Gains on Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DERIVATIVES INSTRUMENTS [Abstract]
Net unrealized gains (losses) on cash flow hedges as of beginning balance	$ (659)	$ 293
Decrease in gains recognized in accumulated other comprehensive income	1,944	(1,282)
Realized gains reclassified into earnings	(768)	330
Net unrealized losses on cash flow hedges as of ending balance	$ 517	$ (659)